Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Company prioritizes the inputs used to determine fair values in one of the following three categories:

Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Inputs, other than quoted prices in active markets, that are observable, either directly or indirectly.
Level 3 – Unobservable inputs that are not corroborated by market data.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the Master Trust’s financial instruments which are measured at fair value on a recurring basis as of December 31, 2025 and 2024 (in thousands):

December 31, 2025

	Level 1	Level 2	Level 3	Total
Common stock	$362,952.2	$—	$—	$362,952.2
Mutual funds	798,653.0	—	—	798,653.0
U.S. government and other debt securities	—	1,015.2	—	1,015.2
Certificates of deposit	—	1,601.6	—	1,601.6
Money market fund	2,890.6	—	—	2,890.6
Subtotal	$1,164,495.8	$2,616.8	$—	1,167,112.6
Cash				8,554.4
Common/collective trust funds measured at NAV(a)				996,769.1
Total(b)				$2,172,436.1

December 31, 2024

	Level 1	Level 2	Level 3	Total
Common stock	$351,300.3	$—	$—	$351,300.3
Mutual funds	670,027.3	—	—	670,027.3
U.S. government and other debt securities	1,177.8	98.8	—	1,276.6
Certificates of deposit	—	1,369.2	—	1,369.2
Money market fund	1,413.2	—	—	1,413.2
Subtotal	$1,023,918.6	$1,468.0	$—	1,025,386.6
Cash and money market funds				5,988.7
Common/collective trust funds measured at NAV(a)				877,940.0
Total(b)				$1,909,315.3
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(a)     In accordance with ASC Subtopic 820-10, certain investments that were measured at NAV per share as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

(b)    The Plan's interests within the Master Trust (see Note 4) are leveled in the same manner as the Master Trust investment categories presented above.

Common stock, mutual fund, and money market investments are valued at fair value based on quoted market prices reported on the active markets on which the individual securities are traded, and are categorized as Level 1

U.S. government and other debt securities are valued at fair value based on quoted market prices, where available. If a quoted market price is not available, the fair value is determined using pricing models, including both income and market-based approaches, for which all significant inputs are observable, either directly or indirectly, including reported trades and broker-dealer quotes on the same or similar securities, benchmark yields, credit spreads, prepayment and default projections based on historical data, and other observable inputs.

Certificates of deposit are measured at amortized cost, which approximates fair value, and are categorized as Level 2.

Cash consists of monies on deposit for transactions pending settlement.

Common/collective trust funds and money market funds are valued using the NAV provided by the administrator of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. As of December 31, 2025, there were no unfunded commitments related to common/collective trust funds or money market funds. Investments in these funds can be redeemed by participants daily and, in general, do not have a redemption notification period. However, the Plan may be required to provide a one-year redemption notice to fully or partially liquidate its share in the funds. It is not probable that investments in these funds would be sold at amounts that differ materially from the NAV of the units held.